NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	May 1, 2025
100 F Street, N.E.
Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -	Altegris/AACA Opportunistic Real Estate Fund
Biondo Focus Fund
BTS Enhanced Equity Income Fund
BTS Managed Income Fund
BTS Tactical Fixed Income Fund
TransWestern Institutional Short Duration Government Bond Fund

Post-Effective Amendment No. 1486, 1487, 1488, 1489, 1490, and 1491 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris/AACA Opportunistic Real Estate Fund, Biondo Focus Fund, BTS Enhanced Equity Income Fund, BTS Managed Income Fund, BTS Tactical Fixed Income Fund and TransWestern Institutional Short Duration Government Bond Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number	Date of Amendment Filing:
Altegris/AACA Opportunistic Real Estate Fund	1488	0001580642-25-002507	April 24, 2025
Biondo Focus Fund	1486	0001580642-25-002488	April 23, 2025
BTS Enhanced Equity Income Fund	1491	0001580642-25-002599	April 28, 2025
BTS Managed Income Fund	1489	0001580642-25-002576	April 28, 2025
BTS Tactical Fixed Income Fund	1490	0001580642-25-002596	April 28, 2025
TransWestern Institutional Short Duration Government Bond Fund	1487	0001580642-25-002504	April 23, 2025

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary